BORROWINGS (Short-term) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
BORROWINGS [Abstract]
Short-term bank borrowings		1,917,630,796	1,808,032,066
Long-term bank borrowings-current portion (Note 17 (b))		328,000,000	392,000,000
Total short-term borrowings	$ 360,448,596	2,245,630,796	2,200,032,066